SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions		12 Months Ended
	Jan. 26, 2024 USD ($)	Dec. 31, 2023 USD ($) segment	Jan. 18, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment		3
Number of reportable segments | segment		3
NC DOC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds from Incentive, Related to Reimbursement Cost Associated with Land Levelling		$ 16.2
Reimbursement Cost Receivable Associated with Land Levelling, Requires Submission of Relevant Documents		$ 125.0
Reimbursement of Eligible Site Restoration Expenses Receivable			$ 20.8
Proceeds from Site Restoration Expenses monetary	$ 20.8
Buildings and structures | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		3 years
Buildings and structures | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		49 years
Machinery and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		3 years
Machinery and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		25 years
Leased-out EV batteries | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		9 years
Leased-out EV batteries | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		10 years
Leased-out escooter batteries | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		3 years
Leased-out escooter batteries | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		8 years
Sales of vehicles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		5 years
Sales of vehicles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		12 years
Office equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		3 years
Office equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		10 years